SEGMENT INFORMATION (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Operating expenses	¥ 2,216,754	¥ 1,713,388	¥ 1,602,627
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Operating expenses	¥ 561,204	¥ 343,749	¥ 356,918